Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun 30, 2011
Registrant Name	dei_EntityRegistrantName	PFM Funds
Central Index Key	dei_EntityCentralIndexKey	0000807878
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct 31, 2011
Document Effective Date	dei_DocumentEffectiveDate	Oct 31, 2011

Prime Series (First Prospectus Summary) | Prime Series
Prime Series Institutional Class
Investment Objective
To provide high current income consistent with stability, safety of principal,

and liquidity, and to maintain a stable net asset value of  $1.00 per share.

Fees and Expenses
These are the fees and expenses you may pay when you buy and hold shares of the

Institutional Class of Prime Series.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Prime Series Institutional Class
Management fees	0.06%
Distribution (12b-1) fees	none
Transfer agent fees	0.09%
Other operating expenses	0.01%
Other expenses:	0.10%
Total Annual Fund Operating Expenses	0.16%

Expense Example
This example is intended to help you compare the cost of investing in the

Institutional Class of Prime Series with the cost of investing in other mutual funds and share classes. The example assumes that you invest  $10,000 for the time periods indicated and then redeem all of your shares at the end of the period. The example also assumes that you earn a 5% return each year on your investment and that the operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Prime Series Institutional Class	16	52	90	205

Principal Investment Strategies
Prime Series invests exclusively in the following high quality, short-term money market instruments:

• US Government and agency obligations, and repurchase agreements involving these obligations

• Obligations of US companies

• Obligations of financial institutions

• Obligations of US municipalities

• Other money market mutual funds that invest exclusively in these types of obligations

Prime Series maintains a dollar-weighted average portfolio maturity of no more than 60 days and a dollar-weighted life (final maturity, disregarding interest rate adjustments) of no more than 120 days.

Principal Investment Risks
Although Prime Series invests exclusively in high-quality securities, an investment in Prime Series - like an investment in any money market fund - is subject to certain risks, such as:

• Interest Rate Risk When short-term interest rates fall, Prime Series' yield is likely to fall. When interest rates rise, the values of obligations held by

  Prime Series may decline. If the rise is sharp or unexpected, Prime Series'

  share price could fall.

• Credit Risk The issuer of an obligation could fail to pay interest and principal in a timely manner. The credit quality of Prime Series' holdings could change rapidly in certain markets, and the default or decline in credit quality of even a single holding could cause Prime Series' share price to fall.

• Management Risk Performance could be hurt by decisions made by the investment adviser, such as choice of investments and timing of buy/sell decisions.

An investment in Prime Series is not insured or guaranteed by the Federal

Deposit Insurance Corporation or any other government agency. Although Prime

Series seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in Prime Series.

Performance
The following information illustrates how Institutional Class Shares have performed over time. For current yield information, call (800) 338-3383. Returns for other classes were different and are not shown here. Past performance may not indicate future results and yields may vary.

Year-by-Year Total Return (shown for calendar years) (%)

Highest Quarter Return: Q1 2009       0.28%

Lowest Quarter Return: Q1 2011        0.03%

YTD as of 9/30/11 (not annualized):   0.10%

Average Annual Total Return (%) (for the periods ended December 31, 2010)
Average Annual Total Returns	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Prime Series Institutional Class	0.20%	0.61%	[1]	Sep 29, 2008
[1]	Institutional Class Shares inception: 9/29/08

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Oct 31, 2011
Prime Series (First Prospectus Summary) | Prime Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Prime Series Institutional Class
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
To provide high current income consistent with stability, safety of principal, and liquidity, and to maintain a stable net asset value of  $1.00 per share.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
These are the fees and expenses you may pay when you buy and hold shares of the
Institutional Class of Prime Series.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Expense Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the
Institutional Class of Prime Series with the cost of investing in other mutual funds and share classes. The example assumes that you invest  $10,000 for the time periods indicated and then redeem all of your shares at the end of the period. The example also assumes that you earn a 5% return each year on your investment and that the operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Prime Series invests exclusively in the following high quality, short-term money market instruments:

• US Government and agency obligations, and repurchase agreements involving these obligations

• Obligations of US companies

• Obligations of financial institutions

• Obligations of US municipalities

• Other money market mutual funds that invest exclusively in these types of obligations

Prime Series maintains a dollar-weighted average portfolio maturity of no more than 60 days and a dollar-weighted life (final maturity, disregarding interest rate adjustments) of no more than 120 days.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
Although Prime Series invests exclusively in high-quality securities, an investment in Prime Series - like an investment in any money market fund - is subject to certain risks, such as:

• Interest Rate Risk When short-term interest rates fall, Prime Series' yield is likely to fall. When interest rates rise, the values of obligations held by
  Prime Series may decline. If the rise is sharp or unexpected, Prime Series'
  share price could fall.

• Credit Risk The issuer of an obligation could fail to pay interest and principal in a timely manner. The credit quality of Prime Series' holdings could change rapidly in certain markets, and the default or decline in credit quality of even a single holding could cause Prime Series' share price to fall.

• Management Risk Performance could be hurt by decisions made by the investment adviser, such as choice of investments and timing of buy/sell decisions.

An investment in Prime Series is not insured or guaranteed by the Federal
Deposit Insurance Corporation or any other government agency. Although Prime
Series seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in Prime Series.

Risk, Lose Money	rr_RiskLoseMoney	Although Prime Series seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in Prime Series.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in Prime Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information illustrates how Institutional Class Shares have performed over time. For current yield information, call (800) 338-3383. Returns for other classes were different and are not shown here. Past performance may not indicate future results and yields may vary.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates how Institutional Class Shares have performed over time.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	(800) 338-3383
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance may not indicate future results and yields may vary.
Bar Chart, Heading	rr_BarChartHeading	Year-by-Year Total Return (shown for calendar years) (%)
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return: Q1 2009       0.28%
Lowest Quarter Return: Q1 2011        0.03%
YTD as of 9/30/11 (not annualized):   0.10%

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return (%) (for the periods ended December 31, 2010)
Prime Series (First Prospectus Summary) | Prime Series | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	YTD
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.10%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.03%
Prime Series | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.06%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Transfer agent fees	rr_Component1OtherExpensesOverAssets	0.09%
Other operating expenses	rr_Component2OtherExpensesOverAssets	0.01%
Other expenses:	rr_OtherExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.16%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	16
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	52
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	90
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	205
Annual Return 2009	rr_AnnualReturn2009	0.57%
Annual Return 2010	rr_AnnualReturn2010	0.20%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.20%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.61%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 29, 2008

[1]	Institutional Class Shares inception: 9/29/08

Prime Series (Second Prospectus Summary) | Prime Series
Prime Series Independent Schools and Colleges Class
Investment Objective
To provide high current income consistent with stability, safety of principal,

and liquidity, and to maintain a stable net asset value of  $1.00 per share.

Fees and Expenses
These are the fees and expenses you may pay when you buy and hold shares of the

Independent Schools Class of Prime Series.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Prime Series Independent Schools and Colleges Class Shares
Management fees		0.06%
Distribution (12b-1) fees		none
Transfer agent fees		0.17%
Other operating expenses		0.07%
Other expenses:		0.24%
Total Annual Fund Operating Expenses		0.30%
Less: Fee Waivers	[1]	(0.04%)
Net Annual Fund Operating Expenses		0.26%
[1]	The Adviser will waive a portion of its investment advisory, administration or transfer agency fees through October 31, 2012 pursuant to a contractual expense limitation agreement in order to limit ordinary operating expenses of the Independent Schools Class to not more than 0.26% of average daily net assets. This limitation does not apply to any taxes, interest, brokerage commissions or extraordinary expenses that, if incurred, would increase the overall expense ratio.

Expense Example
This example is intended to help you compare the cost of investing in the

Independent Schools Class of Prime Series with the cost of investing in other mutual funds and share classes. The example assumes that you invest  $10,000 for the time periods indicated and then redeem all of your shares at the end of the period. The example also assumes that you earn a 5% return each year on your investment and that the operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Prime Series Independent Schools and Colleges Class Shares	27	93	165	377

Principal Investment Strategies
Prime Series invests exclusively in the following high quality, short-term money market instruments:

• US Government and agency obligations, and repurchase agreements involving these obligations

• Obligations of US companies

• Obligations of financial institutions

• Obligations of US municipalities

• Other money market mutual funds that invest exclusively in these types of obligations

Prime Series maintains a dollar-weighted average portfolio maturity of no more than 60 days and a dollar-weighted life (final maturity, disregarding interest rate adjustments) of no more than 120 days.

Principal Investment Risks
Although Prime Series invests exclusively in high-quality securities, an investment in Prime Series - like an investment in any money market fund - is subject to certain risks, such as:

• Interest Rate Risk When short-term interest rates fall, Prime Series' yield is likely to fall. When interest rates rise, the values of obligations held by

  Prime Series may decline. If the rise is sharp or unexpected, Prime Series'

  share price could fall.

• Credit Risk The issuer of an obligation could fail to pay interest and principal in a timely manner. The credit quality of Prime Series' holdings could change rapidly in certain markets, and the default or decline in credit quality of even a single holding could cause Prime Series' share price to fall.

• Management Risk Performance could be hurt by decisions made by the investment adviser, such as choice of investments and timing of buy/sell decisions.

An investment in Prime Series is not insured or guaranteed by the Federal

Deposit Insurance Corporation or any other government agency. Although Prime

Series seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in Prime Series.

Performance
The following information illustrates how Independent Schools Class Shares have performed over time. For current yield information, call (800) 338-3383. Returns for other classes were different and are not shown here. Past performance may not indicate future results and yields may vary.

Year-by-Year Total Return (shown for calendar years) (%)

Highest Quarter Return: Q3 2010       0.06%

Lowest Quarter Return: Q2 2011        0.03%

YTD as of 9/30/11 (not annualized):   0.12%

Average Annual Total Return (%) (for the periods ended December 31, 2010)
Average Annual Total Returns	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Prime Series Independent Schools and Colleges Class Shares	0.19%	0.22%	[1]	May 11, 2009
[1]	Independent Schools Class Shares inception: 5/11/09

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Oct 31, 2011
Prime Series (Second Prospectus Summary) | Prime Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Prime Series Independent Schools and Colleges Class
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
To provide high current income consistent with stability, safety of principal, and liquidity, and to maintain a stable net asset value of  $1.00 per share.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
These are the fees and expenses you may pay when you buy and hold shares of the
Independent Schools Class of Prime Series.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Expense Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the
Independent Schools Class of Prime Series with the cost of investing in other mutual funds and share classes. The example assumes that you invest  $10,000 for the time periods indicated and then redeem all of your shares at the end of the period. The example also assumes that you earn a 5% return each year on your investment and that the operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Prime Series invests exclusively in the following high quality, short-term money market instruments:

• US Government and agency obligations, and repurchase agreements involving these obligations

• Obligations of US companies

• Obligations of financial institutions

• Obligations of US municipalities

• Other money market mutual funds that invest exclusively in these types of obligations

Prime Series maintains a dollar-weighted average portfolio maturity of no more than 60 days and a dollar-weighted life (final maturity, disregarding interest rate adjustments) of no more than 120 days.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
Although Prime Series invests exclusively in high-quality securities, an investment in Prime Series - like an investment in any money market fund - is subject to certain risks, such as:

• Interest Rate Risk When short-term interest rates fall, Prime Series' yield is likely to fall. When interest rates rise, the values of obligations held by
  Prime Series may decline. If the rise is sharp or unexpected, Prime Series'
  share price could fall.

• Credit Risk The issuer of an obligation could fail to pay interest and principal in a timely manner. The credit quality of Prime Series' holdings could change rapidly in certain markets, and the default or decline in credit quality of even a single holding could cause Prime Series' share price to fall.

• Management Risk Performance could be hurt by decisions made by the investment adviser, such as choice of investments and timing of buy/sell decisions.

An investment in Prime Series is not insured or guaranteed by the Federal
Deposit Insurance Corporation or any other government agency. Although Prime
Series seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in Prime Series.

Risk, Lose Money	rr_RiskLoseMoney	Although Prime Series seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in Prime Series.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in Prime Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information illustrates how Independent Schools Class Shares have performed over time. For current yield information, call (800) 338-3383. Returns for other classes were different and are not shown here. Past performance may not indicate future results and yields may vary.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates how Independent Schools Class Shares have performed over time.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	(800) 338-3383
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance may not indicate future results and yields may vary.
Bar Chart, Heading	rr_BarChartHeading	Year-by-Year Total Return (shown for calendar years) (%)
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return: Q3 2010       0.06%
Lowest Quarter Return: Q2 2011        0.03%
YTD as of 9/30/11 (not annualized):   0.12%

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return (%) (for the periods ended December 31, 2010)
Prime Series (Second Prospectus Summary) | Prime Series | Independent Schools and Colleges Class Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-10-31
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.06%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.03%
Prime Series | Independent Schools and Colleges Class Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.06%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Transfer agent fees	rr_Component1OtherExpensesOverAssets	0.17%
Other operating expenses	rr_Component2OtherExpensesOverAssets	0.07%
Other expenses:	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.30%
Less: Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[1]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.26%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	27
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	93
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	165
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	377
Annual Return 2010	rr_AnnualReturn2010	0.19%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.19%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.22%	[2]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 11, 2009

[1]	The Adviser will waive a portion of its investment advisory, administration or transfer agency fees through October 31, 2012 pursuant to a contractual expense limitation agreement in order to limit ordinary operating expenses of the Independent Schools Class to not more than 0.26% of average daily net assets. This limitation does not apply to any taxes, interest, brokerage commissions or extraordinary expenses that, if incurred, would increase the overall expense ratio.
[2]	Independent Schools Class Shares inception: 5/11/09

Prime Series (Third Prospectus Summary) | Prime Series
Prime Series Florida Education Class
Investment Objective
To provide high current income consistent with stability, safety of principal,

and liquidity, and to maintain a stable net asset value of  $1.00 per share.

Fees and Expenses
These are the fees and expenses you may pay when you buy and hold shares of the

Florida Education Class of Prime Series.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Prime Series Florida Education Class Shares
Management fees	0.06%
Distribution (12b-1) fees	none
Other expenses	0.01%
Total Annual Fund Operating Expenses	0.07%

Expense Example
This example is intended to help you compare the cost of investing in the

Florida Education Class of Prime Series with the cost of investing in other mutual funds and share classes. The example assumes that you invest  $10,000 for the time periods indicated and then redeem all of your shares at the end of the period. The example also assumes that you earn a 5% return each year on your investment and that the operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Prime Series Florida Education Class Shares	7	23	40	90

Principal Investment Strategies
Prime Series invests exclusively in the following high quality, short-term money market instruments:

• US Government and agency obligations, and repurchase agreements involving these obligations

• Obligations of US companies

• Obligations of financial institutions

• Obligations of US municipalities

• Other money market mutual funds that invest exclusively in these types of obligations

Prime Series maintains a dollar-weighted average portfolio maturity of no more than 60 days and a dollar-weighted life (final maturity, disregarding interest rate adjustments) of no more than 120 days.

Principal Investment Risks
Although Prime Series invests exclusively in high-quality securities, an investment in Prime Series - like an investment in any money market fund - is subject to certain risks, such as:

• Interest Rate Risk When short-term interest rates fall, Prime Series' yield is likely to fall. When interest rates rise, the values of obligations held by

  Prime Series may decline. If the rise is sharp or unexpected, Prime Series'

  share price could fall.

• Credit Risk The issuer of an obligation could fail to pay interest and principal in a timely manner. The credit quality of Prime Series' holdings could change rapidly in certain markets, and the default or decline in credit quality of even a single holding could cause Prime Series' share price to fall.

• Management Risk Performance could be hurt by decisions made by the investment adviser, such as choice of investments and timing of buy/sell decisions.

An investment in Prime Series is not insured or guaranteed by the Federal

Deposit Insurance Corporation or any other government agency. Although Prime

Series seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in Prime Series.

Performance
The following information illustrates how the SNAP Fund Class of Prime Series has performed over time. Performance information for the Florida Education Class is not shown because that class does not have annual returns for at least one calendar year. The performance of the Florida Education Class of Prime Series will vary due to different expenses than those of the SNAP Fund Class of Prime

Series. For current yield information, call (800) 338-3383. Past performance may not indicate future results and yields may vary.

Year-by-Year Total Return (shown for calendar years) (%)

Highest Quarter Return: Q1 2001       1.45%

Lowest Quarter Return: Q3 2011        0.05%

YTD as of 9/30/11 (not annualized):   0.16%

Average Annual Total Return (%) (for the periods ended December 31, 2010)
Average Annual Total Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Prime Series Florida Education Class Shares	0.28%	2.87%	2.60%	3.69%	[1]	Jul 24, 1995
[1]	SNAP Fund Class Shares inception: 7/24/1995

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Oct 31, 2011
Prime Series (Third Prospectus Summary) | Prime Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Prime Series Florida Education Class
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
To provide high current income consistent with stability, safety of principal, and liquidity, and to maintain a stable net asset value of  $1.00 per share.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
These are the fees and expenses you may pay when you buy and hold shares of the
Florida Education Class of Prime Series.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Expense Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the
Florida Education Class of Prime Series with the cost of investing in other mutual funds and share classes. The example assumes that you invest  $10,000 for the time periods indicated and then redeem all of your shares at the end of the period. The example also assumes that you earn a 5% return each year on your investment and that the operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Prime Series invests exclusively in the following high quality, short-term money market instruments:

• US Government and agency obligations, and repurchase agreements involving these obligations

• Obligations of US companies

• Obligations of financial institutions

• Obligations of US municipalities

• Other money market mutual funds that invest exclusively in these types of obligations

Prime Series maintains a dollar-weighted average portfolio maturity of no more than 60 days and a dollar-weighted life (final maturity, disregarding interest rate adjustments) of no more than 120 days.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
Although Prime Series invests exclusively in high-quality securities, an investment in Prime Series - like an investment in any money market fund - is subject to certain risks, such as:

• Interest Rate Risk When short-term interest rates fall, Prime Series' yield is likely to fall. When interest rates rise, the values of obligations held by
  Prime Series may decline. If the rise is sharp or unexpected, Prime Series'
  share price could fall.

• Credit Risk The issuer of an obligation could fail to pay interest and principal in a timely manner. The credit quality of Prime Series' holdings could change rapidly in certain markets, and the default or decline in credit quality of even a single holding could cause Prime Series' share price to fall.

• Management Risk Performance could be hurt by decisions made by the investment adviser, such as choice of investments and timing of buy/sell decisions.

An investment in Prime Series is not insured or guaranteed by the Federal
Deposit Insurance Corporation or any other government agency. Although Prime
Series seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in Prime Series.

Risk, Lose Money	rr_RiskLoseMoney	Although Prime Series seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in Prime Series.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in Prime Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information illustrates how the SNAP Fund Class of Prime Series has performed over time. Performance information for the Florida Education Class is not shown because that class does not have annual returns for at least one calendar year. The performance of the Florida Education Class of Prime Series will vary due to different expenses than those of the SNAP Fund Class of Prime
Series. For current yield information, call (800) 338-3383. Past performance may not indicate future results and yields may vary.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates how the SNAP Fund Class of Prime Series has performed over time.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	Performance information for the Florida Education Class is not shown because that class does not have annual returns for at least one calendar year.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	(800) 338-3383
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance may not indicate future results and yields may vary.
Bar Chart, Heading	rr_BarChartHeading	Year-by-Year Total Return (shown for calendar years) (%)
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return: Q1 2001       1.45%
Lowest Quarter Return: Q3 2011        0.05%
YTD as of 9/30/11 (not annualized):   0.16%

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return (%) (for the periods ended December 31, 2010)
Prime Series (Third Prospectus Summary) | Prime Series | Florida Education Class Shares
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	YTD
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.16%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.45%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.05%
Prime Series | Florida Education Class Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.06%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.07%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	7
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	23
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	40
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	90
Annual Return 2001	rr_AnnualReturn2001	4.21%
Annual Return 2002	rr_AnnualReturn2002	1.86%
Annual Return 2003	rr_AnnualReturn2003	1.16%
Annual Return 2004	rr_AnnualReturn2004	1.34%
Annual Return 2005	rr_AnnualReturn2005	3.20%
Annual Return 2006	rr_AnnualReturn2006	5.11%
Annual Return 2007	rr_AnnualReturn2007	5.36%
Annual Return 2008	rr_AnnualReturn2008	3.02%
Annual Return 2009	rr_AnnualReturn2009	0.68%
Annual Return 2010	rr_AnnualReturn2010	0.28%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.28%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.87%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.60%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.69%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 24, 1995

[1]	SNAP Fund Class Shares inception: 7/24/1995

Prime Series (Fourth Prospectus Summary) | Prime Series
Prime Series Colorado Investors Class
Investment Objective
To provide high current income consistent with stability, safety of principal,

and liquidity, and to maintain a stable net asset value of  $1.00 per share.

Fees and Expenses
These are the fees and expenses you may pay when you buy and hold shares of the

Colorado Investors Class of Prime Series.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Prime Series Colorado Investors Class
Management fees		0.06%
Distribution (12b-1) fees		none
Transfer agent fees		0.09%
Other operating expenses		0.01%
Other expenses:		0.10%
Total Annual Fund Operating Expenses		0.16%
Less: Fee Waivers	[1]	(0.04%)
Net Annual Fund Operating Expenses		0.12%
[1]	The Adviser will waive a portion of investment advisory, administration or transfer agency fees through October 31, 2012 pursuant to a contractual expense limitation agreement in order to limit ordinary operating expenses of the Colorado Investors Class to not more than 0.12% of average daily net assets. This limitation does not apply to any taxes, interest, brokerage commissions or extraordinary expenses that, if incurred, would increase the overall expense ratio.

Expense Example
This example is intended to help you compare the cost of investing in the

Colorado Investors Class of Prime Series with the cost of investing in other mutual funds and share classes. The example assumes that you invest  $10,000 for the time periods indicated and then redeem all of your shares at the end of the period. The example also assumes that you earn a 5% return each year on your investment and that the operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Prime Series Colorado Investors Class	13	52	96	224

Principal Investment Strategies
Prime Series invests exclusively in the following high quality, short-term money market instruments:

• US Government and agency obligations, and repurchase agreements involving these obligations

• Obligations of US companies

• Obligations of financial institutions

• Obligations of US municipalities

• Other money market mutual funds that invest exclusively in these types of obligations

Prime Series maintains a dollar-weighted average portfolio maturity of no more than 60 days and a dollar-weighted life (final maturity, disregarding interest rate adjustments) of no more than 120 days.

Principal Investment Risks
Although Prime Series invests exclusively in high-quality securities, an investment in Prime Series - like an investment in any money market fund - is subject to certain risks, such as:

• Interest Rate Risk When short-term interest rates fall, Prime Series' yield is likely to fall. When interest rates rise, the values of obligations held by

  Prime Series may decline. If the rise is sharp or unexpected, Prime Series'

  share price could fall.

• Credit Risk The issuer of an obligation could fail to pay interest and principal in a timely manner. The credit quality of Prime Series' holdings could change rapidly in certain markets, and the default or decline in credit quality of even a single holding could cause Prime Series' share price to fall.

• Management Risk Performance could be hurt by decisions made by the investment adviser, such as choice of investments and timing of buy/sell decisions.

An investment in Prime Series is not insured or guaranteed by the Federal

Deposit Insurance Corporation or any other government agency. Although Prime

Series seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in Prime Series.

Performance
The following information is intended to illustrate how the SNAP Fund Class of

Prime Series has performed over time. Performance information for the Colorado

Investors Class is not shown because that class does not have annual returns for at least one calendar year. The performance of the Colorado Investors Class of

Prime Series will vary due to different expenses than those of the SNAP Fund

Class of Prime Series. For current yield information, call (800) 338-3383. Past performance may not indicate future results and yields may vary.

Year-by-Year Total Return (shown for calendar years) (%)

Highest Quarter Return: Q1 2001       1.45%

Lowest Quarter Return: Q3 2011        0.05%

YTD as of 9/30/11 (not annualized):   0.16%

Average Annual Total Return (%) (for the periods ended December 31, 2010)
Average Annual Total Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Prime Series Colorado Investors Class	0.28%	2.87%	2.60%	3.69%	[1]	Jul 24, 1995
[1]	SNAP Fund Class Shares inception: 7/24/1995

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Oct 31, 2011
Prime Series (Fourth Prospectus Summary) | Prime Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Prime Series Colorado Investors Class
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
To provide high current income consistent with stability, safety of principal, and liquidity, and to maintain a stable net asset value of  $1.00 per share.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
These are the fees and expenses you may pay when you buy and hold shares of the
Colorado Investors Class of Prime Series.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Expense Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the
Colorado Investors Class of Prime Series with the cost of investing in other mutual funds and share classes. The example assumes that you invest  $10,000 for the time periods indicated and then redeem all of your shares at the end of the period. The example also assumes that you earn a 5% return each year on your investment and that the operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Prime Series invests exclusively in the following high quality, short-term money market instruments:

• US Government and agency obligations, and repurchase agreements involving these obligations

• Obligations of US companies

• Obligations of financial institutions

• Obligations of US municipalities

• Other money market mutual funds that invest exclusively in these types of obligations

Prime Series maintains a dollar-weighted average portfolio maturity of no more than 60 days and a dollar-weighted life (final maturity, disregarding interest rate adjustments) of no more than 120 days.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
Although Prime Series invests exclusively in high-quality securities, an investment in Prime Series - like an investment in any money market fund - is subject to certain risks, such as:

• Interest Rate Risk When short-term interest rates fall, Prime Series' yield is likely to fall. When interest rates rise, the values of obligations held by
  Prime Series may decline. If the rise is sharp or unexpected, Prime Series'
  share price could fall.

• Credit Risk The issuer of an obligation could fail to pay interest and principal in a timely manner. The credit quality of Prime Series' holdings could change rapidly in certain markets, and the default or decline in credit quality of even a single holding could cause Prime Series' share price to fall.

• Management Risk Performance could be hurt by decisions made by the investment adviser, such as choice of investments and timing of buy/sell decisions.

An investment in Prime Series is not insured or guaranteed by the Federal
Deposit Insurance Corporation or any other government agency. Although Prime
Series seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in Prime Series.

Risk, Lose Money	rr_RiskLoseMoney	Although Prime Series seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in Prime Series.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in Prime Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information is intended to illustrate how the SNAP Fund Class of
Prime Series has performed over time. Performance information for the Colorado
Investors Class is not shown because that class does not have annual returns for at least one calendar year. The performance of the Colorado Investors Class of
Prime Series will vary due to different expenses than those of the SNAP Fund
Class of Prime Series. For current yield information, call (800) 338-3383. Past performance may not indicate future results and yields may vary.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information is intended to illustrate how the SNAP Fund Class of Prime Series has performed over time.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	Performance information for the Colorado Investors Class is not shown because that class does not have annual returns for at least one calendar year.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	(800) 338-3383
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance may not indicate future results and yields may vary.
Bar Chart, Heading	rr_BarChartHeading	Year-by-Year Total Return (shown for calendar years) (%)
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return: Q1 2001       1.45%
Lowest Quarter Return: Q3 2011        0.05%
YTD as of 9/30/11 (not annualized):   0.16%

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return (%) (for the periods ended December 31, 2010)
Prime Series (Fourth Prospectus Summary) | Prime Series | Colorado Investors Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-10-31
Year to Date Return, Label	rr_YearToDateReturnLabel	YTD
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.16%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.45%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.05%
Prime Series | Colorado Investors Class
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.06%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Transfer agent fees	rr_Component1OtherExpensesOverAssets	0.09%
Other operating expenses	rr_Component2OtherExpensesOverAssets	0.01%
Other expenses:	rr_OtherExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.16%
Less: Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[1]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.12%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	13
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	52
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	96
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	224
Annual Return 2001	rr_AnnualReturn2001	4.21%
Annual Return 2002	rr_AnnualReturn2002	1.86%
Annual Return 2003	rr_AnnualReturn2003	1.16%
Annual Return 2004	rr_AnnualReturn2004	1.34%
Annual Return 2005	rr_AnnualReturn2005	3.20%
Annual Return 2006	rr_AnnualReturn2006	5.11%
Annual Return 2007	rr_AnnualReturn2007	5.36%
Annual Return 2008	rr_AnnualReturn2008	3.02%
Annual Return 2009	rr_AnnualReturn2009	0.68%
Annual Return 2010	rr_AnnualReturn2010	0.28%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.28%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.87%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.60%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.69%	[2]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 24, 1995

[1]	The Adviser will waive a portion of investment advisory, administration or transfer agency fees through October 31, 2012 pursuant to a contractual expense limitation agreement in order to limit ordinary operating expenses of the Colorado Investors Class to not more than 0.12% of average daily net assets. This limitation does not apply to any taxes, interest, brokerage commissions or extraordinary expenses that, if incurred, would increase the overall expense ratio.
[2]	SNAP Fund Class Shares inception: 7/24/1995

Government Series (Prospectus Summary) | Government Series
Government Series
Investment Objective
To provide high current income consistent with stability, safety of principal,

and liquidity, and to maintain a stable net asset value of  $1.00 per share.

Fees and Expenses
These are the fees and expenses you may pay when you buy and hold shares of

Government Series.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Government Series
Management fees	0.08%
Distribution (12b-1) fees	none
Transfer agent fees	0.09%
Other operating expenses	0.03%
Other expenses:	0.12%
Total Annual Fund Operating Expenses	0.20%

Pursuant to a fee reduction agreement with the Trust, PFM Asset Management may,

but is not obligated to, temporarily reduce its investment advisory,

administration or transfer agent fees payable by Government Series. Fees waived subject to the fee reduction agreement may be recouped by PFM Asset Management for up to three years, subject to certain terms and conditions.

Expense Example
This example is intended to help you compare the cost of investing in Government

Series with the cost of investing in other mutual funds and share classes. The example assumes that you invest  $10,000 for the time periods indicated and then redeem all of your shares at the end of the period. The example also assumes that you earn a 5% return each year on your investment and that the operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Government Series	21	64	113	255

Principal Investment Strategies
Government Series invests exclusively in the following high quality, short-term money market instruments:

• US Government and agency obligations

• Obligations issued by entities with liquidity support from the US Government or its agencies or instrumentalities

• Repurchase agreements involving these obligations

• Other money market mutual funds that invest exclusively in these types of obligations

Government Series maintains a dollar-weighted average portfolio maturity of no more than 60 days and a dollar-weighted life (final maturity, disregarding interest rate adjustments) of no more than 120 days.

Principal Investment Risks
Although Government Series invests exclusively in high-quality securities, an investment in Government Series - like an investment in any money market fund -

is subject to certain risks, such as:

• Interest Rate Risk When short-term interest rates fall, Government Series'

  yield is likely to fall. When interest rates rise, the values of obligations held by Government Series may decline. If the rise is sharp or unexpected,

  Government Series' share price could fall.

• Credit Risk The issuer of an obligation could fail to pay interest and principal in a timely manner. The credit quality of Government Series' holdings could change rapidly in certain markets, and the default or decline in credit quality of even a single holding could cause Government Series' share price to fall.

• Management Risk Performance could be hurt by decisions made by the investment adviser, such as choice of investments and timing of buy/sell decisions.

An investment in Government Series is not insured or guaranteed by the Federal

Deposit Insurance Corporation or any other government agency. Although

Government Series seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in Government Series.

Performance
The following information illustrates how Government Series has performed over time. For current yield information, call (800) 338-3383. Returns for other classes were different and are not shown here. Past performance may not indicate future results and yields may vary.

Year-by-Year Total Return (shown for calendar years) (%)

Highest Quarter Return: Q3 2001       1.37%

Lowest Quarter Return: Q3 2011        0.01%

YTD as of 9/30/11 (not annualized):   0.04%

Average Annual Total Return (%) (for the periods ended December 31, 2010)
Average Annual Total Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Government Series	0.28%	2.87%	2.60%	3.69%	[1]	Jan 5, 1999
[1]	Government Series inception: 1/5/1999

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Oct 31, 2011
Government Series (Prospectus Summary) | Government Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Government Series
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
To provide high current income consistent with stability, safety of principal, and liquidity, and to maintain a stable net asset value of  $1.00 per share.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
These are the fees and expenses you may pay when you buy and hold shares of
Government Series.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expense, Closing	ck0000807878_ExpenseClosingTextBlock
Pursuant to a fee reduction agreement with the Trust, PFM Asset Management may, but is not obligated to, temporarily reduce its investment advisory, administration or transfer agent fees payable by Government Series. Fees waived subject to the fee reduction agreement may be recouped by PFM Asset Management for up to three years, subject to certain terms and conditions.

Expense Example, Heading	rr_ExpenseExampleHeading	Expense Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in Government
Series with the cost of investing in other mutual funds and share classes. The example assumes that you invest  $10,000 for the time periods indicated and then redeem all of your shares at the end of the period. The example also assumes that you earn a 5% return each year on your investment and that the operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Government Series invests exclusively in the following high quality, short-term money market instruments:

• US Government and agency obligations

• Obligations issued by entities with liquidity support from the US Government or its agencies or instrumentalities

• Repurchase agreements involving these obligations

• Other money market mutual funds that invest exclusively in these types of obligations

Government Series maintains a dollar-weighted average portfolio maturity of no more than 60 days and a dollar-weighted life (final maturity, disregarding interest rate adjustments) of no more than 120 days.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
Although Government Series invests exclusively in high-quality securities, an investment in Government Series - like an investment in any money market fund -
is subject to certain risks, such as:

• Interest Rate Risk When short-term interest rates fall, Government Series'
  yield is likely to fall. When interest rates rise, the values of obligations held by Government Series may decline. If the rise is sharp or unexpected,
  Government Series' share price could fall.

• Credit Risk The issuer of an obligation could fail to pay interest and principal in a timely manner. The credit quality of Government Series' holdings could change rapidly in certain markets, and the default or decline in credit quality of even a single holding could cause Government Series' share price to fall.

• Management Risk Performance could be hurt by decisions made by the investment adviser, such as choice of investments and timing of buy/sell decisions.

An investment in Government Series is not insured or guaranteed by the Federal
Deposit Insurance Corporation or any other government agency. Although
Government Series seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in Government Series.

Risk, Lose Money	rr_RiskLoseMoney	Although Government Series seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in Government Series.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in Government Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information illustrates how Government Series has performed over time. For current yield information, call (800) 338-3383. Returns for other classes were different and are not shown here. Past performance may not indicate future results and yields may vary.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates how Government Series has performed over time.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	(800) 338-3383
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance may not indicate future results and yields may vary.
Bar Chart, Heading	rr_BarChartHeading	Year-by-Year Total Return (shown for calendar years) (%)
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return: Q3 2001       1.37%
Lowest Quarter Return: Q3 2011        0.01%
YTD as of 9/30/11 (not annualized):   0.04%

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return (%) (for the periods ended December 31, 2010)
Government Series (Prospectus Summary) | Government Series | Government Series
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	YTD
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.04%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.37%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.01%
Government Series | Government Series
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.08%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Transfer agent fees	rr_Component1OtherExpensesOverAssets	0.09%
Other operating expenses	rr_Component2OtherExpensesOverAssets	0.03%
Other expenses:	rr_OtherExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.20%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	21
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	64
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	113
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	255
Annual Return 2001	rr_AnnualReturn2001	4.01%
Annual Return 2002	rr_AnnualReturn2002	1.55%
Annual Return 2003	rr_AnnualReturn2003	0.86%
Annual Return 2004	rr_AnnualReturn2004	1.12%
Annual Return 2005	rr_AnnualReturn2005	2.94%
Annual Return 2006	rr_AnnualReturn2006	4.80%
Annual Return 2007	rr_AnnualReturn2007	5.06%
Annual Return 2008	rr_AnnualReturn2008	2.37%
Annual Return 2009	rr_AnnualReturn2009	0.39%
Annual Return 2010	rr_AnnualReturn2010	0.13%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.28%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.87%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.60%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.69%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 5, 1999

[1]	Government Series inception: 1/5/1999

Prime Series (Fifth Prospectus Summary) | Prime Series
Fund Summary
Investment Objective
To provide high current income consistent with stability, safety of principal,

and liquidity, and to maintain a stable net asset value ("NAV") of  $1.00 per share.

Fees and Expenses
These are the fees and expenses you may pay when you buy and hold shares of the

SNAP Fund Class of the Fund. Other expenses incurred by the SNAP® Program, or by participants in the SNAP® Program, that are not expenses of the Fund are not reflected.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Prime Series SNAP(R) Fund Class
Management fees		0.06%
Distribution (12b-1) fees		none
Transfer agent fees	[1]	0.02%
Other operating expenses		0.01%
Other expenses:		0.03%
Total Annual Fund Operating Expenses		0.09%
[1]	The Adviser may voluntarily waive a portion of transfer agent fees payable by the SNAP Fund Class of shares. It currently expects to waive a portion of its investment advisory, administration or transfer agency fees in order that such fees do not exceed an aggregate effective rate of 0.09% of the average daily net assets of the SNAP Fund Class up to $1 billion, 0.065% of the average daily net assets of the SNAP Fund Class from $1 billion to $3 billion and 0.05% of the average daily net assets of the SNAP Fund Class in excess of $3 billion on an annualized basis.

Expense Example
This example is intended to help you compare the cost of investing in the SNAP

Fund Class of the Fund with the cost of investing in other mutual funds and share classes. The example assumes that you invest  $10,000 for the time periods indicated and then redeem all of your shares at the end of the period. The example also assumes that you earn a 5% return each year on your investment and that the operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Prime Series SNAP(R) Fund Class	9	29	51	116

Principal Investment Strategies
The Fund invests exclusively in the following high quality, short-term money market instruments:

• US Government and agency obligations, and repurchase agreements involving these obligations

• Obligations of US companies

• Obligations of financial institutions

• Obligations of US municipalities

• Other money market mutual funds that invest exclusively in these types of obligations

The Fund maintains a dollar-weighted average portfolio maturity of no more than

60 days and a dollar-weighted life (final maturity, disregarding interest rate adjustments) of no more than 120 days.

Principal Investment Risks
Although the Fund invests exclusively in high-quality securities, an investment in the Fund - like an investment in any money market fund - is subject to certain risks, such as:

• Interest Rate Risk When short-term interest rates fall, the Fund's yield is likely to fall. When interest rates rise, the values of obligations held by

  Prime Series may decline. If the rise is sharp or unexpected, the Fund's share price could fall.

• Credit Risk The issuer of an obligation could fail to pay interest and principal in a timely manner. The credit quality of the Fund's holdings could change rapidly in certain markets, and the default or decline in credit quality of even a single holding could cause the Fund's share price to fall.

• Management Risk Performance could be hurt by decisions made by the investment adviser, such as choice of investments and timing of buy/sell decisions.

An investment in the Fund is not insured or guaranteed by the Federal Deposit

Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Fund.

Performance
The following information illustrates how the Fund has performed over time. For current yield information, call (800) 570-SNAP. Past performance may not indicate future results and yields may vary.

Year-by-Year Total Return (shown for calendar years) (%)

Highest Quarter Return: Q1 2001     1.45%

Lowest Quarter Return: Q3 2011      0.05%

YTD as of 9/30/11 (not annualized): 0.16%

Average Annual Total Returns (%) (for the periods ended December 31, 2010)
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Prime Series SNAP(R) Fund Class	0.28	2.87%	2.60%	3.69%	[1]	Jul 24, 1995
[1]	SNAP Fund Class Shares inception: 7/24/1995

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Oct 31, 2011
Prime Series (Fifth Prospectus Summary) | Prime Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Fund Summary
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
To provide high current income consistent with stability, safety of principal, and liquidity, and to maintain a stable net asset value ("NAV") of  $1.00 per share.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
These are the fees and expenses you may pay when you buy and hold shares of the
SNAP Fund Class of the Fund. Other expenses incurred by the SNAP® Program, or by participants in the SNAP® Program, that are not expenses of the Fund are not reflected.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Expense Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the SNAP
Fund Class of the Fund with the cost of investing in other mutual funds and share classes. The example assumes that you invest  $10,000 for the time periods indicated and then redeem all of your shares at the end of the period. The example also assumes that you earn a 5% return each year on your investment and that the operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests exclusively in the following high quality, short-term money market instruments:

• US Government and agency obligations, and repurchase agreements involving these obligations

• Obligations of US companies

• Obligations of financial institutions

• Obligations of US municipalities

• Other money market mutual funds that invest exclusively in these types of obligations

The Fund maintains a dollar-weighted average portfolio maturity of no more than
60 days and a dollar-weighted life (final maturity, disregarding interest rate adjustments) of no more than 120 days.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
Although the Fund invests exclusively in high-quality securities, an investment in the Fund - like an investment in any money market fund - is subject to certain risks, such as:

• Interest Rate Risk When short-term interest rates fall, the Fund's yield is likely to fall. When interest rates rise, the values of obligations held by
  Prime Series may decline. If the rise is sharp or unexpected, the Fund's share price could fall.

• Credit Risk The issuer of an obligation could fail to pay interest and principal in a timely manner. The credit quality of the Fund's holdings could change rapidly in certain markets, and the default or decline in credit quality of even a single holding could cause the Fund's share price to fall.

• Management Risk Performance could be hurt by decisions made by the investment adviser, such as choice of investments and timing of buy/sell decisions.

An investment in the Fund is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Fund.

Risk, Lose Money	rr_RiskLoseMoney	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information illustrates how the Fund has performed over time. For current yield information, call (800) 570-SNAP. Past performance may not indicate future results and yields may vary.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates how the Fund has performed over time.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	(800) 570-SNAP
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance may not indicate future results and yields may vary.
Bar Chart, Heading	rr_BarChartHeading	Year-by-Year Total Return (shown for calendar years) (%)
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return: Q1 2001     1.45%
Lowest Quarter Return: Q3 2011      0.05%
YTD as of 9/30/11 (not annualized): 0.16%

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (%) (for the periods ended December 31, 2010)
Prime Series (Fifth Prospectus Summary) | Prime Series | SNAP(R) Fund Class
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	YTD
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.16%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.45%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.05%
Prime Series | SNAP(R) Fund Class
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.06%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Transfer agent fees	rr_Component1OtherExpensesOverAssets	0.02%	[1]
Other operating expenses	rr_Component2OtherExpensesOverAssets	0.01%
Other expenses:	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.09%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	9
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	29
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	51
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	116
Annual Return 2001	rr_AnnualReturn2001	4.21%
Annual Return 2002	rr_AnnualReturn2002	1.86%
Annual Return 2003	rr_AnnualReturn2003	1.16%
Annual Return 2004	rr_AnnualReturn2004	1.34%
Annual Return 2005	rr_AnnualReturn2005	3.20%
Annual Return 2006	rr_AnnualReturn2006	5.11%
Annual Return 2007	rr_AnnualReturn2007	5.36%
Annual Return 2008	rr_AnnualReturn2008	3.02%
Annual Return 2009	rr_AnnualReturn2009	0.68%
Annual Return 2010	rr_AnnualReturn2010	0.28%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	0.28
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.87%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.60%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.69%	[2]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 24, 1995

[1]	The Adviser may voluntarily waive a portion of transfer agent fees payable by the SNAP Fund Class of shares. It currently expects to waive a portion of its investment advisory, administration or transfer agency fees in order that such fees do not exceed an aggregate effective rate of 0.09% of the average daily net assets of the SNAP Fund Class up to $1 billion, 0.065% of the average daily net assets of the SNAP Fund Class from $1 billion to $3 billion and 0.05% of the average daily net assets of the SNAP Fund Class in excess of $3 billion on an annualized basis.
[2]	SNAP Fund Class Shares inception: 7/24/1995